Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Cash and cash equivalents [Abstract]
Summary of cash and cash equivalents	Cash and cash equivalents

(in €‘000)	December 31, 2023	December 31, 2022
Cash at banks	44,585	83,022
Total	44,585	83,022